Statements of Operations (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014
Income Statement [Abstract]
Sales
Cost of sales
Gross Profit	0	0	0	0
Operating expenses
Professional fees	29,587	79,032		79,032
General and administrative	18,005	26,798	1,100	27,898
Total operating expenses	47,592	105,830	1,100	106,930
Loss from operations	(47,592)	(105,830)	(1,100)	(106,930)
Other income (expense)
Interest expense	3,077	4,075		4,075
Income (loss) before income taxes	(50,669)	(109,905)	(1,100)	(111,005)
Income taxes	800	800	800	1,600
Net (loss)	$ (51,469)	$ (110,705)	$ (1,900)	$ (112,605)
Loss per common share-basic and diluted		$ (0.01)	$ 0.00	$ (0.01)
Weighted average number of common shares outstanding-basic and diluted	14,565,000	14,272,293	20,000,000	17,151,882